Recoverable Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recoverable Taxes
Income tax	$ 1,161	$ 814
Value-added tax	1,023	997
Others brazilian federal contributions	734	1,006
Total	2,918	2,817
Current	2,260	2,230
Non-current	$ 658	$ 587